Fiduciary activities and management of funds (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of managed off-balance sheet financial assets
As of December 31, 2023 and 2022, the value of the managed off-balance sheet financial assets is as follows:

	2023	2022
	S/(000)	S/(000)
Investment funds	17,829,262	16,821,566
Mutual funds	5,352,241	4,495,832

Total	23,181,503	21,317,398